FIXED ASSETS AND INTERNALLY DEVELOPED SOFTWARE, NET	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
FIXED ASSETS AND INTERNALLY DEVELOPED SOFTWARE, NET	FIXED ASSETS AND INTERNALLY DEVELOPED SOFTWARE, NET
Fixed assets and internally developed software, net consisted of the following (in thousands):

	December 31,
	2024	2023
Fixed assets, net:
Land	$2,209	$2,695
Building and improvements	12,036	13,531
Furniture and equipment	112,137	95,614
Leasehold improvements	22,591	14,389
Purchased software	7,285	5,212
Less: Accumulated depreciation and amortization	(111,780)	(97,332)
Total fixed assets, net	$44,478	$34,109

Internally developed software, net:
Capitalized internal-use software	$98,435	$85,445
Less: Accumulated depreciation and amortization	(66,173)	(58,030)
Total internally developed software, net	$32,262	$27,415
Depreciation and amortization expense for fixed assets and internally developed software for the years ended December 31, 2024, 2023 and 2022 was $22.6 million, $20.2 million and $19.4 million, respectively.
During the fourth quarter of 2024, the Company determined impairment indicators were present in connection with land and building, indicating a test for recoverability. As of December 31, 2024 the Minneapolis commercial office market continued to decline due to increased cost of capital and decrease in demand for commercial space. The Company recognized an impairment charge of $2.0 million to building and improvements which was included in general, administrative, and other within the operating expenses in the consolidated statement of operations and reported under the Corporate and Other unit (see Note 19 - Segment Reporting). The impairment was allocated on a pro-rata basis to land and building and improvements in the amount of $0.5 million and $1.5 million, respectively.
As of December 31, 2023, there was a significant decrease in the Minneapolis commercial office market primarily because of increased cost of capital due to higher interest rates and a decrease in demand for commercial space due to flexible work arrangements. For the year ended December 31, 2023, the Company recognized an impairment charge of $7.6 million. The impairment was allocated on a pro-rata basis to land and building and improvements in the amount of $1.7 million and $5.9 million, respectively. As of December 31, 2022, there was a significant decrease in the occupancy rate of the building primarily due to tenants moving their workforce to remote or hybrid arrangements. The Company recognized an impairment charge of $3.7 million. The impairment was allocated on a pro-rata basis to land and building and improvements in the amount of $0.8 million and $2.9 million, respectively.
The fair value of the asset group was determined based on a combination of income capitalization approach, which involved estimating the future cash flows for the asset group discounted to their present values and sales comparison approach where the subject property is compared with comparable properties that have been sold recently. The discount rate used in the determination of fair value using the income capitalization approach was based on consideration of the risks inherent in the cash flows and market as of the valuation date.
FIXED ASSETS AND INTERNALLY DEVELOPED SOFTWARE, NET
Fixed assets and internally developed software, net consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Fixed assets, net:
Land	$2,209	$2,209
Building and improvements	9,373	12,036
Furniture and equipment	125,521	112,137
Leasehold improvements	27,821	22,591
Purchased software	7,488	7,285
Less: Accumulated depreciation and amortization	(124,551)	(111,780)
Total fixed assets, net	$47,861	$44,478

Internally developed software, net:
Capitalized internal-use software	$109,942	$98,435
Less: Accumulated depreciation and amortization	(73,955)	(66,173)
Total internally developed software, net	$35,987	$32,262
Depreciation and amortization expense for fixed assets and internally developed software for the three months ended September 30, 2025 and 2024 was $7.9 million and $5.9 million, respectively and for the nine months ended September 30, 2025 and 2024 was $20.6 million and $16.6 million, respectively.
During the second quarter of 2025, the Company recognized an impairment charge of $0.7 million to building and improvements. During the third quarter of 2025, the Company recognized an additional impairment charge of $2.0 million to building and improvements which is included in general, administrative, and other within operating expenses in the condensed consolidated statement of operations and reported under the Corporate and Other unit. See Note 19 - Segment Reporting. The impairment resulted from updated management’s analysis indicating a decline in the assets’ fair value.